Post-employee benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	20.00%	22.00%	22.00%
Debt securities, total plan assets fair value percent	64.00%	65.00%	68.00%
Alternative investments, total plan asset fair value percent	16.00%	13.00%	10.00%
Total plan assets fair value percent	100.00%	100.00%	100.00%
Defined benefit obligation hedged	$ 5,000
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	23,071	$ 23,945	$ 20,563
Equity securities included in total plan assets	$ 8	$ 13	$ 17
Equity securities percent included in total plan assets	0.03%	0.05%	0.08%
Debt securities included in total plan assets	$ 68	$ 11	$ 15
Debt securities percent included in total plan assets	0.30%	0.05%	0.07%
Alternative investments included in total plan assets	$ 135	$ 135	$ 135
Alternative investments percent included in total plan assets	0.59%	0.56%	0.66%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 327	$ 491	$ 387
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	1,804	1,484	1,164
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,014	965	726
DB pension | Real estate
Disclosure of fair value of plan assets [line items]
Alternative investments	758	484	55
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	93	111	111
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	844	1,045	901
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	12,457	13,126	12,469
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	3,770	4,349	3,682
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,004	$ 1,890	$ 1,068
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	20.00%
Debt securities, weighted average target allocation	60.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	40.00%